Related party transactions (Details Narrative)		1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Oct. 09, 2020 shares	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
Number of shares issued | shares	5,572,980	5,572,980
February Two Thousand Twenty One Units [Member] | Consultants [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					208,860
Deemed price | $ / shares					$ 0.45
Settlement of debt					$ 66,000
John Ryan [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 13,500			$ 51,500	$ 50,000
Wayne Parsons [Member]
Related Party Transaction [Line Items]
Related party transactions			71,390			136,045
Hugh Aird [Member]
Related Party Transaction [Line Items]
Related party transactions			18,223			9,774
Richard Williams [Member]
Related Party Transaction [Line Items]
Related party transactions			78,201			134,927
Due to related party			45,000			121,161
Promissory note			75,000
Debt issue costs			$ 15,000
Richard Williams [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			214,286	214,286
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 56,925
Sam Ash [Member]
Related Party Transaction [Line Items]
Related party transactions			125,000			60,000	60,000
Related Party Transaction, Due from (to) Related Party
Sam Ash [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			77,143	77,143
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 20,000
Pam Saxton [Member]
Related Party Transaction [Line Items]
Related party transactions			7,000
Cassandra Joseph [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 11,290
Shareholder [Member] | August 2020 Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares			300,000	300,000
Deemed price | $ / shares			$ 0.67
Settlement of debt			$ 77,696
Shareholder [Member] | August 2020 Units [Member] | CAD [Member]
Related Party Transaction [Line Items]
Settlement of debt				$ 105,000
Key Management Personnel [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities			$ 45,000		$ 102,235
C E O [Member] | February Two Thousand Twenty One Offerings [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					208,860
C F O [Member] | February Two Thousand Twenty One Units [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares					208,860
Deemed price | $ / shares					$ 0.45
Settlement of debt					$ 66,000